Nuveen Multi-Market Income Fund
Portfolio of Investments March 31, 2024
(Unaudited)
JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 135.6%  (98.0% of Total Investments)
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 93.3% (67.4% of Total
Investments) X 57,322,916
$ 97 321 Henderson Receivables VI LLC, 2010 1A, 144A 9.310% 7/15/61 $ 99,677
500 (b) ACRE Commercial Mortgage 2021-FL4 Ltd, (TSFR1M
reference rate + 2.714% spread), 2021 FL4, 144A
8.041% 12/18/37 475,173
500 Adams Outdoor Advertising LP, 2023 1, 144A 6.967% 7/15/53 519,035
500 (b) AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750% spread),
2022 19A, 144A
8.068% 7/21/35 501,541
400 (b) AIMCO CLO Series 2017-A, (TSFR3M reference rate +
1.762% spread), 2017 AA, 144A
7.079% 4/20/34 399,661
38 Alternative Loan Trust 2004-J2, 2004 J2 6.500% 3/25/34 38,410
1,594 American Homes 4 Rent 2015-SFR2 Trust, 2015 SFR2, (I/O),
144A
0.000% 10/17/52 16
175 AMSR 2019-SFR1 Trust, 2019 SFR1, 144A 3.247% 1/19/39 162,836
11 Bayview Financial Mortgage Pass-Through Trust 2006-C,
2006 C
6.352% 11/28/36 9,416
400 Benchmark 2018-B2 Mortgage Trust, 2018 B2 4.084% 2/15/51 371,047
1,150 Benchmark 2019-B9 Mortgage Trust, 2019 B9 3.751% 3/15/52 1,079,860
375 (b) BX Trust 2023-DELC, (TSFR1M reference rate + 3.339%
spread), 2023 DELC, 144A
8.664% 5/15/38 380,217
500 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 454,143
500 Carvana Auto Receivables Trust 2022-P3, 2022 P3 5.540% 11/10/28 492,893
250 Century Plaza Towers 2019-CPT, 2019 CPT, 144A 2.997% 11/13/39 166,280
899 CF Hippolyta Issuer LLC, 2020 1, 144A 2.600% 7/15/60 739,119
400 (b) CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate +
1.862% spread), 2020 2A, 144A
7.179% 10/20/34 400,258
150 Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23
4.578% 7/10/47 143,207
425 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
4.137% 4/10/48 395,520
600 Citigroup Commercial Mortgage Trust 2016-P5, 2016 P5,
144A
3.000% 10/10/49 351,923
450 (b) Citigroup Commercial Mortgage Trust 2018-TBR, (TSFR1M
reference rate + 2.164% spread), 2018 TBR, 144A
7.490% 12/15/36 445,760
241 Citigroup Commercial Mortgage Trust 2019-GC41, 2019
GC41
3.502% 8/10/56 198,161
50 Citigroup Global Markets Mortgage Securities VII Inc, 2003
1, 144A
6.000% 9/25/33 29,758
500 COMM 2013-LC13 Mortgage Trust, 2013 LC13, 144A 5.349% 8/10/46 414,781
775 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.066% 3/10/48 701,883
450 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4.516% 8/10/48 431,332
540 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.464% 10/10/48 505,698
108 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.545% 10/10/48 102,019
35 Commonbond Student Loan Trust 2017-B-GS, 2017 BGS,
144A
4.440% 9/25/42 30,479
500 (b) Connecticut Avenue Securities Trust 2022-R01, (SOFR30A
reference rate + 1.900% spread), 2022 R01, 144A
7.220% 12/25/41 504,096
560 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 6.250% spread), 2022 R03, 144A
6.349% 3/25/42 626,197
145 (b) Connecticut Avenue Securities Trust 2022-R03, (SOFR30A
reference rate + 3.500% spread), 2022 R03, 144A
8.820% 3/25/42 152,207
400 (b) Connecticut Avenue Securities Trust 2022-R04, (SOFR30A
reference rate + 3.100% spread), 2022 R04, 144A
8.420% 3/25/42 416,343
1,000 (b) Connecticut Avenue Securities Trust 2022-R07, (SOFR30A
reference rate + 4.650% spread), 2022 R07, 144A
9.971% 6/25/42 1,088,514
200 (b) Connecticut Avenue Securities Trust 2023-R01, (SOFR30A
reference rate + 3.750% spread), 2023 R01, 144A
9.071% 12/25/42 214,159
500 (b) Connecticut Avenue Securities Trust 2023-R08, (SOFR30A
reference rate + 3.550% spread), 2023 R08, 144A
8.870% 10/25/43 521,027

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 499 (b) Credit Suisse Mortgage Capital Certificates 2019-ICE4,
(TSFR1M reference rate + 1.647% spread), 2019 ICE4, 144A
6.973% 5/15/36 $ 498,573
250 CSMC 2014-USA OA LLC, 2014 USA, 144A 4.373% 9/15/37 128,537
89 CSMC Mortgage-Backed Trust 2006-7, 2006 7 6.000% 8/25/36 34,787
293 DB Master Finance LLC, 2021 1A, 144A 2.493% 11/20/51 258,457
1,128 DB Master Finance LLC, 2017 1A, 144A 4.030% 11/20/47 1,075,021
146 Domino's Pizza Master Issuer LLC, 2017 1A, 144A 4.118% 7/25/47 139,461
1,113 Domino's Pizza Master Issuer LLC, 2015 1A, 144A 4.474% 10/25/45 1,091,483
1,401 DRIVEN BRANDS FUNDING LLC, 2019 1A, 144A 4.641% 4/20/49 1,358,080
400 (b) Dryden 49 Senior Loan Fund, (TSFR3M reference rate +
1.862% spread), 2017 49A, 144A
7.160% 7/18/30 400,250
1,500 (b) Fannie Mae - CAS, (SOFR30A reference rate + 3.350%
spread), 2023 R02, 144A
8.670% 1/25/43 1,585,849
750 (b) Fannie Mae Connecticut Avenue Securities, (SOFR30A
reference rate + 2.000% spread), 2021 R02, 144A
2.050% 11/25/41 755,134
6 (c) Fannie Mae Pool, FN 709700 5.500% 6/01/33 5,850
386 (c) Fannie Mae Pool, FN MA4919 5.500% 2/01/53 384,948
195 (c) Fannie Mae Pool, FN BM5839 3.500% 11/01/47 178,343
295 (c) Fannie Mae Pool, FN AW4182 3.500% 2/01/44 270,178
11 (c) Fannie Mae Pool, FN 828346 5.000% 7/01/35 11,302
21 (c) Fannie Mae Pool, FN 995018 5.500% 6/01/38 21,869
447 (c) Fannie Mae Pool, FN MA4644, 2022 1 4.000% 5/01/52 414,910
27 (c) Fannie Mae Pool, FN 766070 5.500% 2/01/34 27,488
11 (c) Fannie Mae Pool, FN 882685 6.000% 6/01/36 11,002
8 (c) Fannie Mae Pool, FN 878059 5.500% 3/01/36 8,039
2,842 (c) Fannie Mae Pool, FN CB3234 3.000% 4/01/52 2,463,434
1,947 (c) Fannie Mae Pool, FN MA4438, 2021 1 2.500% 10/01/51 1,614,670
589 (c) Fannie Mae Pool, FN MA4783 4.000% 10/01/52 545,902
966 (c) Fannie Mae Pool, FN MA5165 5.500% 10/01/53 960,645
962 Fannie Mae Pool, FN MA5106 5.000% 8/01/53 938,734
532 (c) Fannie Mae Pool, FN MA4733 4.500% 9/01/52 506,434
691 (c) Fannie Mae Pool, FN BM5126 3.500% 1/01/48 631,822
498 (c) Fannie Mae Pool, FN MA3305 3.500% 3/01/48 453,996
44 Fannie Mae REMIC Trust 2002-W1, 2002 W1 4.644% 2/25/42 42,838
246 Fannie Mae REMIC Trust 2003-W1, 2003 W1 2.517% 12/25/42 125,458
388 (c) Freddie Mac Gold Pool, FG Q40718 3.500% 5/01/46 354,259
347 (c) Freddie Mac Gold Pool, FG G18497 3.000% 1/01/29 332,906
638 (c) Freddie Mac Gold Pool, FG G60138 3.500% 8/01/45 587,799
579 (c) Freddie Mac Gold Pool, FG Q40841 3.000% 6/01/46 511,864
946 (c) Freddie Mac Gold Pool, FG G08528 3.000% 4/01/43 845,478
6 (c) Freddie Mac Gold Pool, FG C00676 6.500% 11/01/28 5,898
267 (c) Freddie Mac Gold Pool, FG G08566 3.500% 1/01/44 245,367
1,708 (c) Freddie Mac Pool, FR RA6766 2.500% 2/01/52 1,429,412
388 (c) Freddie Mac Pool, FR RA7402 3.500% 5/01/52 347,850
3 (b) Freddie Mac STACR REMIC Trust 2021-HQA1, (SOFR30A
reference rate + 2.250% spread), 2021 HQA1, 144A
7.570% 8/25/33 2,989
750 (b) Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 2.400% spread), 2022 DNA2, 144A
7.720% 2/25/42 764,653
410 (b) Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 2.900% spread), 2022 DNA3, 144A
8.220% 4/25/42 424,514
750 (b) Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A
reference rate + 3.350% spread), 2022 DNA4, 144A
8.670% 5/25/42 784,773
320 (b) Freddie Mac STACR REMIC Trust 2022-HQA2, (SOFR30A
reference rate + 4.000% spread), 2022 HQA2, 144A
9.320% 7/25/42 340,819
500 Frontier Issuer LLC, 2023 1, 144A 6.600% 8/20/53 504,983
64 (c) Ginnie Mae I Pool, GN 604567 5.500% 8/15/33 64,580
36 (c) Ginnie Mae I Pool, GN 631574 6.000% 7/15/34 37,814
642 (b) GS Mortgage Securities Corp Trust 2018-TWR, (TSFR1M
reference rate + 1.197% spread), 2018 TWR, 144A
6.523% 7/15/31 533,743
43 GSMPS Mortgage Loan Trust 2001-2, 2001 2, 144A 7.500% 6/19/32 39,546
305 GSMPS Mortgage Loan Trust 2003-3, 2003 3, 144A 7.000% 6/25/43 307,374

Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 236 GSMPS Mortgage Loan Trust 2005-RP1, 2005 RP1, 144A 8.500% 1/25/35 $ 236,296
333 GSMPS Mortgage Loan Trust 2005-RP2, 2005 RP2, 144A 7.500% 3/25/35 319,511
300 GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3, 144A 7.500% 9/25/35 293,641
194 GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3, 144A 8.000% 9/25/35 186,013
484 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 435,739
500 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY, 144A 2.943% 12/10/41 422,901
103 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 92,273
360 J.G. Wentworth XXXVII LLC, 2016 1A, 144A 5.190% 6/17/69 331,472
430 J.P. Morgan Chase Commercial Mortgage Securities Trust
2018-AON, 2018 AON, 144A
4.613% 7/05/31 264,521
600 JGWPT XXV LLC, 2012 1A, 144A 7.140% 2/15/67 614,745
249 JGWPT XXVI LLC, 2012 2A, 144A 6.770% 10/17/61 250,408
186 JP Morgan Alternative Loan Trust 2006-S1, 2006 S1 6.500% 3/25/36 104,633
500 JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP4, 2016 JP4, 144A
3.376% 12/15/49 348,282
368 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.343% 5/05/32 352,648
500 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN, 144A
3.620% 1/16/37 288,365
697 JPMDB Commercial Mortgage Securities Trust 2016-C4,
2016 C4
3.042% 12/15/49 514,658
500 JPMDB Commercial Mortgage Securities Trust 2017-C7,
2017 C7, 144A
3.000% 10/15/50 365,357
400 Manhattan West 2020-1MW Mortgage Trust, 2020 1MW,
144A
2.335% 9/10/39 344,724
206 MASTR Alternative Loan Trust 2004-1, 2004 1 7.000% 1/25/34 199,458
127 MASTR Alternative Loan Trust 2004-5, 2004 5 7.000% 6/25/34 126,799
83 MASTR Asset Securitization Trust 2003-11, 2003 11 5.250% 12/25/33 80,699
250 MetroNet Infrastructure Issuer LLC, 2024 1A, 144A 6.230% 4/20/54 250,838
229 Mid-State Capital Corp 2005-1 Trust, 2005 1 5.745% 1/15/40 225,414
81 Mid-State Trust XI, 2003 11 5.598% 7/15/38 79,838
250 Morgan Stanley Bank of America Merrill Lynch Trust 2015-
C20, 2015 C20
4.455% 2/15/48 236,784
500 Morgan Stanley Bank of America Merrill Lynch Trust 2016-
C28, 2016 C28
4.596% 1/15/49 423,104
32 Morgan Stanley Mortgage Loan Trust 2006-2, 2006 2 5.750% 2/25/36 28,765
500 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 428,011
1,000 (b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
(TSFR1M reference rate + 2.829% spread), 2019 MILE, 144A
8.155% 7/15/36 774,211
400 (b) Neuberger Berman Loan Advisers CLO 31 Ltd, (TSFR3M
reference rate + 1.812% spread), 2019 31A, 144A
7.129% 4/20/31 398,709
500 (b) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 1.800% spread), 2022 48A, 144A
7.125% 4/25/36 500,497
251 New Residential Mortgage Loan Trust 2014-1, 2014 1A,
144A
5.984% 1/25/54 244,216
456 New Residential Mortgage Loan Trust 2015-2, 2015 2A,
144A
5.355% 8/25/55 440,174
235 Planet Fitness Master Issuer LLC, 2022 1A, 144A 3.251% 12/05/51 219,572
473 Planet Fitness Master Issuer LLC, 2018 1A, 144A 4.666% 9/05/48 462,154
485 RBS Commercial Funding Inc 2013-SMV Trust, 2013 SMV,
144A
3.584% 3/11/31 420,722
486 SERVPRO Master Issuer LLC, 2021 1A, 144A 2.394% 4/25/51 426,875
267 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 260,628
35 Sierra Timeshare 2019-3 Receivables Funding LLC, 2019 3A,
144A
4.180% 8/20/36 34,629
132 Sierra Timeshare 2020-2 Receivables Funding LLC, 2020 2A,
144A
3.510% 7/20/37 128,134
135 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 106,162
371 Sonic Capital LLC, 2020 1A, 144A 3.845% 1/20/50 351,427
350 Stack Infrastructure Issuer LLC, 2020 1A, 144A 1.893% 8/25/45 329,815
214 Start II LTD, 2019 1, 144A 5.095% 3/15/44 185,287

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JMM
Principal
Amount (000) Description (a) Coupon Maturity Value
X–
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 48 Structured Receivables Finance 2010-A LLC, 2010 A, 144A 5.218% 1/16/46 $ 47,910
295 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 266,611
586 Taco Bell Funding LLC, 2016 1A, 144A 4.970% 5/25/46 577,126
648 Taco Bell Funding LLC, 2021 1A, 144A 2.294% 8/25/51 563,146
250 VB-S1 Issuer LLC - VBTEL, 2022 1A, 144A 4.288% 2/15/52 222,268
250 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 233,221
7 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust, 2004 RA3
5.672% 8/25/38 6,968
195 Wells Fargo Commercial Mortgage Trust 2016-C33, 2016
C33
3.896% 3/15/59 175,561
500 Wells Fargo Commercial Mortgage Trust 2017-C38, 2017
C38
3.903% 7/15/50 440,493
389 Wendy's Funding LLC, 2018 1A, 144A 3.884% 3/15/48 367,104
449 Wendy's Funding LLC, 2019 1A, 144A 3.783% 6/15/49 430,425
564 Wendy's Funding LLC, 2021 1A, 144A 2.370% 6/15/51 490,741
985 Wingstop Funding LLC, 2020 1A, 144A 2.841% 12/05/50 893,926
175 ZAXBY'S FUNDING LLC, 2021 1A, 144A 3.238% 7/30/51 155,319
350 Ziply Fiber Issuer LLC, 2024 1A, 144A, (WI/DD) 6.640% 4/20/54 350,227
Total Asset-Backed and Mortgage-Backed Securities
(cost $62,037,341) 57,322,916
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 36.4% (26.3% of Total Investments) X 22,388,100
Automobiles & Components - 1.4%
$ 50 Dana Inc 4.250% 9/01/30 $ 44,182
175 (c) Ford Motor Co 3.250% 2/12/32 145,566
200 (c) Ford Motor Credit Co LLC 6.950% 3/06/26 203,811
400 (c) General Motors Financial Co Inc 3.600% 6/21/30 361,082
100 (c) Goodyear Tire & Rubber Co/The 5.250% 4/30/31 91,820
Total Automobiles & Components 846,461
Banks - 4.8%
400 (c) Banco Santander SA 2.749% 12/03/30 330,598
775 (c) Bank of America Corp 1.898% 7/23/31 636,071
60 Citigroup Inc 6.174% 5/25/34 60,929
200 Intesa Sanpaolo SpA, 144A 6.625% 6/20/33 207,524
400 (c) JPMorgan Chase & Co 2.580% 4/22/32 338,175
300 JPMorgan Chase & Co 3.650% 9/01/72 284,921
295 M&T Bank Corp 3.500% 3/01/73 226,268
200 Societe Generale SA, 144A 7.132% 1/19/55 199,662
300 Truist Financial Corp 4.800% 3/01/73 290,374
400 Wells Fargo & Co 3.900% 3/15/73 380,570
Total Banks 2,955,092
Capital Goods - 2.1%
455 (c) Albion Financing 2 Sarl, 144A 8.750% 4/15/27 453,301
350 (c) Boeing Co/The 3.250% 2/01/28 322,010
200 (c) Boeing Co/The 3.625% 2/01/31 176,019
60 Chart Industries Inc, 144A 7.500% 1/01/30 62,307
40 Esab Corp, 144A , (WI/DD) 6.250% 4/15/29 40,188
100 (c) H&E Equipment Services Inc, 144A 3.875% 12/15/28 91,548
135 (c) Windsor Holdings III LLC, 144A 8.500% 6/15/30 141,549
Total Capital Goods 1,286,922

Principal
Amount (000)   Description (a) Coupon Maturity Value
Commercial & Professional Services - 0.5%
$ 100 (c) GFL Environmental Inc, 144A 4.250% 6/01/25 $ 98,367
150 (c) MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 127,557
100 (c) Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 97,958
Total Commercial & Professional Services 323,882
Consumer Discretionary Distribution & Retail - 1.8%
365 (c) Asbury Automotive Group Inc, 144A 4.625% 11/15/29 336,831
50 Bath & Body Works Inc, 144A 6.625% 10/01/30 51,075
75 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 68,935
500 Michaels Cos Inc/The, 144A 7.875% 5/01/29 375,117
50 Michaels Cos Inc/The, 144A 5.250% 5/01/28 42,604
250 (c) Staples Inc, 144A 7.500% 4/15/26 243,993
Total Consumer Discretionary Distribution & Retail 1,118,555
Consumer Durables & Apparel - 0.1%
75 Amer Sports Co, 144A 6.750% 2/16/31 74,809
Total Consumer Durables & Apparel 74,809
Consumer Services - 0.3%
150 Hilton Domestic Operating Co Inc, 144A 5.875% 4/01/29 150,249
50 Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand
Vacations Borrower Esc, 144A
6.625% 1/15/32 50,202
Total Consumer Services 200,451
Energy - 3.7%
250 (c) Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
6.625% 2/01/32 251,091
250 (c) Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.875% 4/01/27 250,759
90 (c) Civitas Resources Inc, 144A 8.375% 7/01/28 94,744
55 Civitas Resources Inc, 144A 8.750% 7/01/31 58,853
35 DT Midstream Inc, 144A 4.125% 6/15/29 32,177
30 DT Midstream Inc, 144A 4.375% 6/15/31 27,169
85 EQM Midstream Partners LP, 144A 6.375% 4/01/29 85,624
200 (c) Genesis Energy LP / Genesis Energy Finance Corp 6.250% 5/15/26 198,738
200 (c) MEG Energy Corp, 144A 5.875% 2/01/29 196,524
125 (c) Parkland Corp, 144A 4.500% 10/01/29 115,615
315 (c) Parkland Corp/Canada, 144A 4.625% 5/01/30 290,398
140 USA Compression Partners LP / USA Compression Finance
Corp, 144A
7.125% 3/15/29 141,744
110 (c) Venture Global LNG Inc, 144A 8.125% 6/01/28 112,220
400 (c) Williams Cos Inc/The 4.900% 3/15/29 397,351
Total Energy 2,253,007
Equity Real Estate Investment Trusts (REITs) - 3.7%
650 (c) Brixmor Operating Partnership LP 4.050% 7/01/30 602,887
200 (c) Essential Properties LP 2.950% 7/15/31 162,209
500 (c) GLP Capital LP / GLP Financing II Inc 4.000% 1/15/30 456,479
250 (c) Iron Mountain Inc, 144A 5.250% 3/15/28 241,882
75 Iron Mountain Inc, 144A 4.500% 2/15/31 67,668
100 (c) Kite Realty Group Trust 4.750% 9/15/30 95,678
175 MPT Operating Partnership LP / MPT Finance Corp 3.500% 3/15/31 120,158
300 Prologis Targeted US Logistics Fund LP, 144A 5.500% 4/01/34 301,884
250 (c) SITE Centers Corp 4.250% 2/01/26 246,173
Total Equity Real Estate Investment Trusts (REITs) 2,295,018

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JMM
Principal
Amount (000)   Description (a) Coupon Maturity Value
Financial Services - 2.3%
$ 300 American Express Co 3.550% 9/15/72 $ 277,682
300 Bank of New York Mellon Corp/The 4.700% 9/20/72 294,370
250 (c) Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 237,533
215 FirstCash Inc, 144A 6.875% 3/01/32 214,900
250 (c) Goldman Sachs Group Inc/The 1.992% 1/27/32 202,299
170 (c) OneMain Finance Corp 3.500% 1/15/27 157,811
Total Financial Services 1,384,595
Food, Beverage & Tobacco - 0.9%
400 (c) BAT Capital Corp 2.726% 3/25/31 336,322
150 Chobani LLC / Chobani Finance Corp Inc , (WI/DD) 4.625% 11/15/28 139,881
75 Primo Water Holdings Inc, 144A 4.375% 4/30/29 68,968
Total Food, Beverage & Tobacco 545,171
Health Care Equipment & Services - 0.8%
50 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 46,020
100 (c) DaVita Inc, 144A 4.625% 6/01/30 89,528
70 Surgery Center Holdings Inc, 144A , (WI/DD) 7.250% 4/15/32 70,544
300 (c) Tenet Healthcare Corp 4.375% 1/15/30 277,282
Total Health Care Equipment & Services 483,374
Household & Personal Products - 0.1%
50 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A
5.000% 12/31/26 49,013
Total Household & Personal Products 49,013
Insurance - 1.1%
200 Ardonagh Finco Ltd, 144A 7.750% 2/15/31 199,097
165 Panther Escrow Issuer, 144A , (WI/DD) 7.125% 6/01/31 167,757
300 (b) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate
+ 3.500% spread), 144A
8.840% 1/05/27 305,040
Total Insurance 671,894
Materials - 2.4%
250 (c) Constellium SE, 144A 3.750% 4/15/29 224,924
240 (c) EverArc Escrow Sarl, 144A 5.000% 10/30/29 213,928
375 (c) NOVA Chemicals Corp, 144A 5.000% 5/01/25 368,828
60 Owens-Brockway Glass Container Inc, 144A 7.250% 5/15/31 61,110
60 Sealed Air Corp/Sealed Air Corp US, 144A 7.250% 2/15/31 62,381
500 (c) SunCoke Energy Inc, 144A 4.875% 6/30/29 452,702
120 (c) Tronox Inc, 144A 4.625% 3/15/29 107,632
Total Materials 1,491,505
Media & Entertainment - 2.0%
200 (c) CSC Holdings LLC, 144A 11.250% 5/15/28 198,188
50 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A
5.875% 8/15/27 47,302
325 (c) Gray Television Inc, 144A 4.750% 10/15/30 213,147
200 (c) LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 167,495
135 (c) Sirius XM Radio Inc, 144A 4.000% 7/15/28 123,508
30 Sirius XM Radio Inc, 144A 3.125% 9/01/26 28,102
75 Univision Communications Inc, 144A 4.500% 5/01/29 67,024
200 VZ Secured Financing BV, 144A 5.000% 1/15/32 171,721
235 (c) Warnermedia Holdings Inc 4.279% 3/15/32 209,911
Total Media & Entertainment 1,226,398

Principal
Amount (000)   Description (a) Coupon Maturity Value
Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
$ 200 Avantor Funding Inc, 144A 3.875% 11/01/29 $ 180,288
75 (c) Avantor Funding Inc, 144A 4.625% 7/15/28 71,071
200 (c) Organon & Co / Organon Foreign Debt Co-Issuer BV, 144A 5.125% 4/30/31 177,822
220 (c) Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28 225,362
Total Pharmaceuticals, Biotechnology & Life Sciences 654,543
Real Estate Management & Development - 0.5%
325 (c) Kennedy-Wilson Inc 5.000% 3/01/31 252,900
75 Kennedy-Wilson Inc 4.750% 3/01/29 61,742
Total Real Estate Management & Development 314,642
Semiconductors & Semiconductor Equipment - 0.4%
300 (c) Broadcom Inc, 144A 2.450% 2/15/31 252,906
Total Semiconductors & Semiconductor Equipment 252,906
Software & Services - 1.5%
500 (c) Ahead DB Holdings LLC, 144A 6.625% 5/01/28 452,500
250 CA Magnum Holdings, 144A 5.375% 10/31/26 238,829
285 (c) Open Text Corp, 144A 3.875% 12/01/29 253,935
Total Software & Services 945,264
Technology Hardware & Equipment - 0.3%
200 (c) Imola Merger Corp, 144A 4.750% 5/15/29 187,530
Total Technology Hardware & Equipment 187,530
Telecommunication Services - 1.8%
550 (c) AT&T Inc 2.750% 6/01/31 473,748
200 (c) Iliad Holding SASU, 144A 6.500% 10/15/26 198,127
350 (c) T-Mobile USA Inc 2.250% 11/15/31 287,395
200 (c) Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 172,377
Total Telecommunication Services 1,131,647
Transportation - 0.2%
100 (c) Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 90,434
Total Transportation 90,434
Utilities - 2.6%
100 (c) Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 95,231
75 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 73,376
300 (c) Georgia Power Co 5.004% 2/23/27 300,361
200 (c) Suburban Propane Partners LP/Suburban Energy Finance
Corp
5.875% 3/01/27 197,727
475 (c) Superior Plus LP / Superior General Partner Inc, 144A 4.500% 3/15/29 439,160
190 (c) Talen Energy Supply LLC, 144A 8.625% 6/01/30 203,177
300 (c) Virginia Electric and Power Co 5.000% 4/01/33 295,955
Total Utilities 1,604,987
Total Corporate Bonds
(cost $24,563,032) 22,388,100
Principal
Amount (000) Description (a),(d) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 2.9% (2.1% of Total Investments) X 1,772,013
Banks - 2.5%
$ 200 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (e) $ 215,092
200 Banco Santander SA 9.625% N/A (e) 220,292
200 BNP Paribas SA, 144A 9.250% N/A (e) 214,604
250 Intesa Sanpaolo SpA, 144A 7.700% N/A (e) 248,995

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JMM
Principal
Amount (000) Description (a),(d) Coupon Maturity Value
Banks (continued)
$ 200 Lloyds Banking Group PLC 7.500% N/A (e) $ 199,200
200 Societe Generale SA, 144A 9.375% N/A (e) 207,113
250 UniCredit SpA, Reg S 8.000% N/A (e) 250,022
Total Banks 1,555,318
Financial Services - 0.4%
200 UBS Group AG, 144A 9.250% N/A (e) 216,695
Total Financial Services 216,695
Total Contingent Capital Securities
(cost $1,761,748) 1,772,013
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
SOVEREIGN DEBT - 1.6% (1.2% of Total Investments) X 976,224
Bahrain - 0.4%
$ 250 Bahrain Government International Bond, 144A 7.000% 10/12/28 $ 257,116
Total Bahrain 257,116
Egypt - 0.6%
400 Egypt Government International Bond, 144A 5.875% 6/11/25 392,840
Total Egypt 392,840
El Salvador - 0.2%
100 El Salvador Government International Bond, 144A 5.875% 1/30/25 95,643
Total El Salvador 95,643
Turkey - 0.4%
250 Turkiye Government International Bond 5.950% 1/15/31 230,625
Total Turkey 230,625
Total Sovereign Debt
(cost $1,009,785) 976,224
Principal
Amount (000) Description (a) Coupon (f)
Reference
Rate (f) Spread (f) Maturity (g) Value
X –
VARIABLE RATE SENIOR LOAN INTERESTS - 1.0% (0.7% of Total Investments) (f) X 600,199
Capital Goods - 0.4%
$ 243 Core & Main LP, Term Loan B 7.932
- 8.056%
SOFR30A +
SOFR90A
2.500% 6/10/28 $ 243,374
Total Capital Goods 243,374
Insurance - 0.3%
161 Alliant Holdings Intermediate
LLC
8.827% TSFR 1M 3.500% 11/06/30 161,446
Total Insurance 161,446
Materials - 0.3%
195 INEOS Quattro Holdings UK
Ltd, Term Loan B, First Lien
9.579% SOFR30A 4.250% 3/29/29 195,379
Total Materials 195,379
Total Variable Rate Senior Loan Interests
(cost $598,382) 600,199

Investments in Derivatives
kya
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.4% (0.3% of Total
Investments) X 262,467
Banks - 0.4%
$ 250 Citigroup Inc 7.625% N/A (e) $ 262,467
Total Banks 262,467
Total $1,000 Par (or similar) Institutional Preferred
(cost $249,075) 262,467
Total Long-Term Investments
(cost $90,219,363) 83,321,919
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 2.8% (2.0% of Total Investments)
X –
REPURCHASE AGREEMENTS - 2.8% (2.0% of Total Investments) X 1,725,000
$ 1,725 (h) Fixed Income Clearing Corp (FICC) 5.280% 4/01/24 $ 1,725,000
Total Repurchase Agreements
(cost $1,725,000) 1,725,000
Total Short-Term Investments
(cost $1,725,000) 1,725,000
Total Investments (cost $91,944,363 ) - 138.4% 85,046,919
Reverse Repurchase Agreements, including accrued interest - (39.6)%(i) (24,352,615)
Other Assets & Liabilities, Net -  1.2% 745,779
Net Assets Applicable to Common Shares - 100% $ 61,440,083
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 17 6/24 $ 1,814,437 $ 1,819,266 $ 4,829
U.S. Treasury Ultra 10-Year Note 20 6/24 2,275,353 2,292,187 16,834
U.S. Treasury Ultra Bond 48 6/24 6,125,563 6,192,000 66,437
Total $10,215,353 $10,303,453 $88,100
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (j)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 17,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/27 7/01/27 $ 708,286 $ 708,286

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2024
(Unaudited)

JMM
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed
Securities $ – $ 57,322,916 $ – $ 57,322,916
Corporate Bonds – 22,388,100 – 22,388,100
Contingent Capital Securities – 1,772,013 – 1,772,013
Sovereign Debt – 976,224 – 976,224
Variable Rate Senior Loan Interests – 600,199 – 600,199
$1,000 Par (or similar) Institutional
Preferred – 262,467 – 262,467
Short-Term Investments:
Repurchase Agreements – 1,725,000 – 1,725,000
Investments in Derivatives:
Futures Contracts* 88,100 – – 88,100
Interest Rate Swaps* – 708,286 – 708,286
Total
$ 88,100 $ 85,755,205 $ – $ 85,843,305
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $28,047,505 have been pledged as collateral for reverse repurchase agreements.
(d) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(e) Perpetual security. Maturity date is not applicable.
(f) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(g) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(h) Agreement with Fixed Income Clearing Corporation, 5.280% dated 3/28/24 to be repurchased at $1,726,012 on 4/1/24, collateralized by
Government Agency Securities, with coupon rate 3.000% and maturity date 11/15/44, valued at $1,759,533.
(i) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 28.6%.
(j) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate

TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD When-issued or delayed delivery security.